Retirement-Related Benefits - Level 3 Reconciliation (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States | Personal Pension Plan (PPP)
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 1,142	$ 598
Return on assets held at end of year	(23)	(114)
Return on assets sold during the year	10	(2)
Purchases, sales and settlements, net	(409)	206
Transfers, net	2	454
Fair value of plan assets, balance at end of period	722	1,142
United States | Personal Pension Plan (PPP) | Corporate Bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	721	598
Return on assets held at end of year	(18)	(114)
Return on assets sold during the year	10	(2)
Purchases, sales and settlements, net	(5)	206
Transfers, net	2	33
Fair value of plan assets, balance at end of period	709	721
United States | Personal Pension Plan (PPP) | Private Equity
Change in plan assets
Fair value of plan assets, balance at beginning of period	421	0
Return on assets held at end of year	(5)	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	(404)	0
Transfers, net	0	421
Fair value of plan assets, balance at end of period	13	421
Non-U.S. Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	155	174
Return on assets held at end of year	(65)	6
Return on assets sold during the year	56	(1)
Purchases, sales and settlements, net	(74)	(7)
Transfers, net	0	0
Foreign exchange impact	7	(19)
Fair value of plan assets, balance at end of period	78	155
Non-U.S. Plans | Fixed income mutual funds
Change in plan assets
Fair value of plan assets, balance at beginning of period	9	0
Return on assets held at end of year	1	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	63	10
Transfers, net	0	0
Foreign exchange impact	2	0
Fair value of plan assets, balance at end of period	75	9
Non-U.S. Plans | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	145	174
Return on assets held at end of year	(66)	6
Return on assets sold during the year	56	(1)
Purchases, sales and settlements, net	(137)	(16)
Transfers, net	0	0
Foreign exchange impact	5	(18)
Fair value of plan assets, balance at end of period	$ 4	$ 145